ADVISORY AGREEMENTS	12 Months Ended
Dec. 31, 2013
ADVISORY AGREEMENTS
ADVISORY AGREEMENTS

5.              ADVISORY AGREEMENTS

Each Portfolio Fund implements a systematic-based managed futures strategy under the direction of its Trading Advisors which are listed below, and the management fee and performance fee rates in respect of the Partnership’s units in the Portfolio Fund:

	Trading	Next Renewal Date	Management	Performance
Portfolio Fund	Advisor	of Advisory Agreement	Fee Rate	Fee Rate
Aspect	Aspect Capital Limited	December 31, 2016	1.5%	15%
Transtrend	Transtrend B.V.	December 31, 2014	1%	25%
Winton	Winton Capital Management Limited	December 31, 2014	1.5%	15%
Bluetrend	BlueCrest Capital Management LLP	December 31, 2014	1%	25%
Man	Man-AHL (USA) Ltd.	December 31, 2015	1%	20%

Each of the Trading Advisors, the Portfolio Funds and MLAI have entered into advisory agreements (collectively “Advisory Agreements”) that govern the advisory services that each Trading Advisor provides to a Portfolio Fund. Subject to the Advisory Agreements, each Trading Advisor has the sole and exclusive authority and responsibility for directing the relevant Portfolio Fund’s trading, subject to MLAI’s ability to intervene in limited circumstances. Under the Advisory Agreements, although the Trading Advisors are responsible for the commodities trading for the Portfolio Funds, the Portfolio Funds and MLAI, and not the Trading Advisors, are responsible for management of cash and other assets not involved in the Portfolio Funds’ trading programs.  After the initial term of an Advisory Agreement, the Advisory Agreement generally will be automatically renewed for successive periods, on the same terms, unless terminated by either Trading Advisor or the Portfolio Fund upon written notice to the other party in accordance with the particular Advisory Agreement.  In addition, the Advisory Agreements may be terminated upon the occurrence of certain events as set forth in the particular Advisory Agreement.